Accrued Expenses and Other Liabilities - Components of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Payables And Accruals [Abstract]
Research and development activities	$ 5,834	$ 3,779
Compensation and benefits	1,573	1,093
Professional fees	930	410
Taxes payable	193
Other	1,809	907
Total accrued expenses and other liabilities	$ 10,339	$ 6,189